Note 23 - Segment Information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 23:  SEGMENT INFORMATION

Effective January 1, 2015, Kodak has seven reportable segments:  Print Systems, Enterprise Inkjet Systems, Micro 3D Printing and Packaging, Software and Solutions, Consumer and Film, Intellectual Property Solutions and Eastman Business Park.  The balance of Kodak’s continuing operations, which do not meet the criteria of a reportable segment, are reported in All Other.  Prior period segment results have been revised to conform to the current period segment reporting structure.  A description of the reportable segments follows.

Print Systems: The Print Systems segment is comprised of two lines of business:  Prepress Solutions and Electrophotographic Printing Solutions.

Micro 3D Printing and Packaging: The Micro 3D Printing and Packaging segment is comprised of two lines of business:  Packaging and Micro 3D Printing.

Software and Solutions: The Software and Solutions segment is comprised of two lines of business:  Kodak Technology Solutions and Unified Workflow Solutions.

Consumer and Film: The Consumer and Film segment is comprised of three lines of business:  Consumer Inkjet Solutions; Motion Picture, Industrial Chemicals and Films, and Consumer Products.

Enterprise Inkjet Systems: The Enterprise Inkjet Systems segment is comprised of the KODAK VERSAMARK business.

Intellectual Property Solutions: The Intellectual Property Solutions segment includes licensing and research and development activities not directly related to the other segments.

Eastman Business Park: The Eastman Business Park segment includes the operations of the Eastman Business Park, a more than 1,200 acre technology center and industrial complex.

All Other: All Other is composed of Kodak’s consumer film business in countries where that business had not yet transferred ownership to the KPP Purchasing Parties (as defined in Note 15 “Discontinued Operations”) and the RED utilities variable interest entity.

Segment financial information is shown below. Asset information by segment is not disclosed as this information is not separately identified and reported to the Chief Operating Decision Maker (“CODM”).

Net Revenues from Continuing Operations by Reportable Segment

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
(in millions)
Print Systems	$1,106	$1,257	$485	$844
Micro 3D Printing and Packaging	128	130	42	75
Software and Solutions	112	108	39	82
Consumer and Film	265	352	147	371
Enterprise Inkjet Systems	84	115	53	95
Intellectual Property Solutions	1	70	9	1
Eastman Business Park	13	14	4	4
All Other	—	—	3	36
Consolidated total	$1,709	$2,046	$782	$1,508

Segment Measure of Profit and Loss

Kodak’s segment measure of profit and loss is an adjusted earnings before interest, taxes, depreciation and amortization (“Operational EBITDA”). As demonstrated in the table below, Operational EBITDA represents the income (loss) from continuing operations excluding the provision (benefit) for income taxes; depreciation and amortization expense; corporate components of pension and OPEB income; restructuring costs; stock-based compensation expense; change in U.S. vacation benefits; consulting and other costs; idle costs; overhead costs no longer absorbed by discontinued operations; manufacturing costs originally planned to be absorbed by silver halide touch screen production; other operating (expense) income, net (unless otherwise indicated); loss on early extinguishment of debt; interest expense; other (charges) income, net; reorganization items, net and; in prior periods, the impact of certain fresh start accounting adjustments.

Kodak’s segments are measured using Operational EBITDA both before and after allocation of corporate selling, general and administrative expenses (“SG&A”).  The segment earnings measure reported is after allocation of corporate SG&A as this most closely aligns with U.S. GAAP.  Research and development activities not directly related to the other segments are reported within the Intellectual Property Solutions segment.

Change in Segment Measure of Profit and Loss

During the third quarter of 2015 a $3 million gain was recognized related to assets that were acquired for no monetary consideration.  The gain was reported in Other operating (income) expense, net in the Consolidated Statement of Operations.  Other operating (income) expense, net is typically excluded from the segment measure.  However, this particular gain was included in the Micro 3D Printing and Packaging segment’s earnings for the year ended 2015.  No other periods were impacted by this change.

During the first quarter of 2016, Kodak changed its segment measure of profit and loss.  The segment measure excludes overhead costs no longer absorbed by discontinued operations (see description below).  In addition, manufacturing costs originally planned to be absorbed by silver halide touch screen production are excluded from the segment measure of profit and loss.

Segment Operational EBITDA and Consolidated Loss from Continuing Operations Before Income Taxes

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$99	$94	$38	$33
Micro 3D Printing and Packaging (6)	11	—	—	(3)
Software & Solutions	9	3	(1)	(11)
Consumer & Film	52	66	34	127
Enterprise Inkjet Systems	20	35	14	29
Intellectual Property Solutions	(22)	40	(2)	(19)
Eastman Business Park	2	1	4	1
Total of reportable segments	171	239	87	157
All Other	4	4	4	5
Depreciation and amortization	(134)	(191)	(73)	(93)
Corporate components of pension and OPEB income (1)	133	110	67	43
Restructuring costs and other	(37)	(56)	(17)	(45)
Overhead supporting, but not directly absorbed by discontinued operations (2)	(21)	(30)	(16)	(52)
Stock-based compensation	(17)	(8)	(1)	(3)
Change in U.S. vacation benefits (3)	16	—	—	—
Consulting and other costs (4)	(14)	(7)	(2)	(1)
Idle costs (5)	(3)	(4)	—	1
Manufacturing costs originally planned to be absorbed by silver halide touch screen production (6)	(2)	(1)	—	—
Fresh start adjustments	—	—	(74)	—
Other operating (expense) income, net excluding gain related to Unipixel termination (7)	(5)	(9)	(2)	495
Loss on early extinguishment of debt, net (8)	—	—	—	(8)
Interest expense (8)	(63)	(62)	(22)	(106)
Other charges, net (8)	(21)	(21)	10	(13)
Reorganization items, net (8)	(5)	(13)	(16)	2,026
Consolidated earnings (loss) from continuing operations before income taxes	$2	$(49)	$(55)	$2,406

(1)	Composed of interest cost, expected return on plan assets, amortization of actuarial gains and losses, and curtailments and settlement components of pension and other postretirement benefit expenses.
(2)

Primarily consists of costs for shared resources allocated to the Prosper Enterprise Inkjet business discontinued operation in the prior year period which are now included in the results of continuing operations and an estimate of costs for shared resources which would have been allocated to the Prosper Enterprise Inkjet business discontinued operation in the current year period had the business remained in continuing operations

(3)	In the fourth quarter of 2015, Kodak changed the timing of when U.S. employees earn their vacation benefits which reduced the related accrual as of December 31, 2015.
(4)

Consulting and other costs are primarily related to professional services provided for corporate strategic initiatives in the current year period. The prior year periods primarily represent the cost of AlixPartners filling interim executive positions which are not captured within “Reorganization items, net” as well as consulting services provided by former executives during transitional periods.

(5)	Consists of third party costs such as security, maintenance, and utilities required to maintain land and buildings in certain locations not used in any Kodak operations.
(6)	Consists of manufacturing costs originally planned to be absorbed by silver halide touch screen production which are now excluded from the segment measure of profit and loss.
(7)

In 2015 a $3 million gain was recognized related to assets that were acquired for no monetary consideration as a part of the termination of the relationship with Unipixel.  The gain was reported in Other operating income (expense), net in the Consolidated Statement of Operations.  Other operating income (expense), net is typically excluded from the segment measure.  However, this particular gain was included in the Micro 3D Printing and Packaging segment’s earnings in 2015.

(8)	As reported in the Consolidated Statement of Operations

Amortization and depreciation expense by segment are not included in the segment measure of profit and loss but are regularly provided to the CODM.

	Successor			Predecessor
(in millions) Intangible asset amortization expense from continuing operations:	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$9	$9	$3	$6
Enterprise Inkjet Systems	—	—	—	—
Micro 3D Packaging & Printing	9	9	3	1
Software & Solutions	2	2	1	1
Consumer & Film	1	1	—	—
Consolidated total	$21	$21	$7	$8

	Successor			Predecessor
(in millions) Depreciation expense from continuing operations:	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Print Systems	$39	$51	$19	$34
Enterprise Inkjet Systems	5	8	4	6
Micro 3D Packaging & Printing	6	8	3	4
Software & Solutions	1	2	1	2
Consumer & Film	30	65	23	23
Intellectual Property Solutions	2	8	4	2
Eastman Business Park	6	11	7	7
Sub-total	89	153	61	78
Other	16	15	5	3
Restructuring-related depreciation	8	2	—	4
Consolidated total	$113	$170	$66	$85

Geographic Information

	Successor			Predecessor
(in millions) Net sales to external customers attributed to (1):	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
The United States	$588	$728	$237	$509
Europe, Middle East and Africa	569	698	270	528
Asia Pacific	376	433	200	322
Canada and Latin America	176	187	75	149
Non U.S. countries total	1,121	1,318	545	999
Consolidated total	$1,709	$2,046	$782	$1,508

(1)

Sales are reported in the geographic area in which they originate.  No non-U.S. country generated more than 10% of net sales in the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013 or eight months ended August 31, 2013.

(in millions)	As of December 31,
Property, plant and equipment, net located in:	2015	2014	2013
The United States	$199	$253	$378
Europe, Middle East and Africa	43	66	91
Asia Pacific	74	72	83
Canada and Latin America	78	110	132
Non U.S. countries total (1)	195	248	306
Consolidated total	$394	$501	$684

(1)

Of the total non U.S. property, plant and equipment in 2015, $64 million are located in Brazil and $58 million are located in China. Of the total non U.S. property, plant and equipment in 2014, $95 million are located in Brazil and $56 million are located in China.  Of the total non U.S. property, plant and equipment in 2013, $113 million are located in Brazil.  No other non U.S. country had greater than 10% of property, plant and equipment in 2015, 2014 or 2013.

Major Customers

No single customer represented 10% or more of Kodak’s total net revenue in any year presented.